BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Long-Term Receivables (Detail) - USD ($) $ in Thousands		12 Months Ended
		Sep. 30, 2015	Sep. 30, 2014
Notes, Loans and Financing Receivable, Gross, Noncurrent [Roll Forward]
Balance, beginning of period	[1]	$ 69,208
Additions: Issuance of affiliate advances and other loans, including interest receivable		14,115
Additions: Cowlitz Project land value transfer	[2]	19,951
Deductions: Payments received		(157)
Deductions: Adjustments		(779)
Balance, end of period	[1]	102,338
Current portion of long-term receivables		19,600	$ 901
Notes receivable
Notes, Loans and Financing Receivable, Gross, Noncurrent [Roll Forward]
Interest receivable		43,400	$ 35,700
Affiliates
Notes, Loans and Financing Receivable, Gross, Noncurrent [Roll Forward]
Balance, beginning of period	[1]	66,596
Additions: Issuance of affiliate advances and other loans, including interest receivable		13,980
Additions: Cowlitz Project land value transfer	[2]	19,951
Deductions: Payments received		0
Deductions: Adjustments		0
Balance, end of period	[1]	100,527
Others
Notes, Loans and Financing Receivable, Gross, Noncurrent [Roll Forward]
Balance, beginning of period	[1]	2,612
Additions: Issuance of affiliate advances and other loans, including interest receivable		135
Additions: Cowlitz Project land value transfer	[2]	0
Deductions: Payments received		(157)
Deductions: Adjustments		(779)
Balance, end of period	[1]	$ 1,811

[1]	Includes current portions of $19.6 million and $901,000 as of September 30, 2015 and 2014, respectively. Also includes interest receivable of $43.4 million and $35.7 million as of September 30, 2015 and 2014, respectively. The WTG receivables no longer accrue interest pursuant to a release and reimbursement agreement entered into in September 2010.
[2]	Relates to the transfer of land for the proposed Cowlitz Project site between Salishan-Mohegan and the Cowlitz Tribe (refer to Note 12).